Note 14 - Mortgage Warehouse Credit Facilities - Mortgage Warehouse Credit Facilities (Details) (Parentheticals) - Warehouse Credit Facilities [Member]	12 Months Ended
Dec. 31, 2025
Facility A [Member]
Basis spread	1.40%
Facility B [Member]
Basis spread	1.45%